TRADE AND OTHER RECEIVABLES - Summary of Current & Trade and Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
R&D tax credits	€ 13,103	€ 21,298
VAT receivable	12,170	5,260
Other tax receivables	12,201	0
Call deposit	0	427
Deferred charges	986	43
Loans receivable	126	23,913
Impairment of other receivables	(37)	(6)
Other receivables	1,475	489
Total	€ 40,024	€ 51,424